Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 ARS ($) Director Board_member Branches
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	13
Number of independent directors | Director	6
Percentage of outstanding debt	40.00%
Total debt percentage of financial entities	20.00%
Percentage of unsettled debt	5.00%
Exposure to credit risk of unused agreed commitments	$ 80,852,518
Percentage of high liquidity assets portfolio	25.00%
Percentage of interest held in time deposit portfolio based on liabilities	50.00%
Percentage of certificates of deposit based on time deposit	5.00%
Percentage of time deposit based on portfolio deposits	10.00%
Maximum percentage of financial and interbank loans borrowed	20.00%
Minimum percentage of financial and interbank loans borrowed	50.00%
Percentage of confidence level	99.00%
Maximum Average Term [member] | Expected credit losses collectively assessed [member] | Consumer portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Individual loans	$ 19,500,000
Commerical loans	19,500,000
Maximum Average Term [member] | Expected credit losses individually assessed [member] | Commercial portfolio [member] | Loans to corporate entities [member]
Disclosure of detailed information about financial instruments [line items]
Public sector loans	19,500,000
Financial sector loans	$ 19,500,000
Banco del Tucuman SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	6
Banco Macro SA [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	437
Banco del Tucumn SA. [member]
Disclosure of detailed information about financial instruments [line items]
Number of branches | Branches	34